Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ROYCE FUND
Entity Central Index Key	0000709364
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Royce Small-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Consultant Class	$98	1.98%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%	[1]
Net Assets	$ 1,723,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Investment Class
Trading Symbol	PENNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Investment Class	$47	0.96%
¹Annualized

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[2]
Net Assets	$ 1,723,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Institutional Class
Trading Symbol	RPMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Institutional Class	$45	0.91%
¹Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[3]
Net Assets	$ 1,723,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Fund
Class Name	Service Class
Trading Symbol	RYPFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Fund—Service Class	$64	1.30%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

GiftShare accounts pay an annual trustee fee of $50 to Alliance Trust Company, as trustee. Because such fee is not included in the total annual Fund operating expenses shown above, total annual Fund operating expenses for GiftShare accounts would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%	[4]
Net Assets	$ 1,723,000,000
Holdings Count | Holdings	279
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,723
Number of Holdings	279
Portfolio Turnover Rate	21%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Arcosa	2.0
SEI Investments	1.6
E-L Financial	1.6
Air Lease Cl. A	1.5
Assured Guaranty	1.5
Haemonetics Corporation	1.4
Element Solutions	1.4
PAR Technology	1.4
Cirrus Logic	1.1
TMX Group	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smid-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce SMid-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Investment Class	$54	1.09%

[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%	[5]
Net Assets	$ 67,000,000
Holdings Count | Holdings	46
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$67
Number of Holdings	46
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
FTAI Aviation	3.6
MSC Industrial Direct Cl. A	3.5
Kyndryl Holdings	3.5
Advance Auto Parts	3.5
Academy Sports & Outdoors	3.5
Assured Guaranty	3.4
Vontier Corporation	3.1
Sapiens International	3.0
RenaissanceRe Holdings	3.0
SEI Investments	2.9

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2025, the Russell 2500 Value® Index replaced the Russell 2000® Index as a securities market index for performance comparison purposes.

Effective July 1, 2025, the following additional changes were implemented:

•	the Fund’s name changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund;

•	the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of “smid-cap companies” (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution); and

•	the Fund invests, under normal circumstances, at least: (i) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (ii) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	the Fund’s name changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund
Material Fund Change Strategies [Text Block]

•	the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of “smid-cap companies” (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution); and

•	the Fund invests, under normal circumstances, at least: (i) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (ii) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smid-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce SMid-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce SMid-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce SMid-Cap Total Return Fund—Service Class	$66	1.34%

¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.34%	[6]
Net Assets	$ 67,000,000
Holdings Count | Holdings	46
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$67
Number of Holdings	46
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
FTAI Aviation	3.6
MSC Industrial Direct Cl. A	3.5
Kyndryl Holdings	3.5
Advance Auto Parts	3.5
Academy Sports & Outdoors	3.5
Assured Guaranty	3.4
Vontier Corporation	3.1
Sapiens International	3.0
RenaissanceRe Holdings	3.0
SEI Investments	2.9

Material Fund Change [Text Block]

How Has the Fund Changed?

Effective May 1, 2025, the Russell 2500 Value® Index replaced the Russell 2000® Index as a securities market index for performance comparison purposes.

Effective July 1, 2025, the following additional changes were implemented:

•	the Fund’s name changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund;

•	the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of “smid-cap companies” (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution); and

•	the Fund invests, under normal circumstances, at least: (i) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (ii) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Material Fund Change Name [Text Block]	the Fund’s name changed from Royce Dividend Value Fund to Royce SMid-Cap Total Return Fund
Material Fund Change Strategies [Text Block]

•	the Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of “smid-cap companies” (i.e., those that have a market capitalization not greater than that of the largest company in the Russell 2500® Index at the time of its most recent reconstitution); and

•	the Fund invests, under normal circumstances, at least: (i) 65% of its net assets in equity securities issued by companies that make dividend payments to shareholders; and (ii) 80% of its net assets in equity securities issued by companies that make dividend payments to shareholders and/or employ other methods of returning capital to shareholders (e.g., issuer share repurchases).

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025.
Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Investment Class
Trading Symbol	RIPNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to June 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Investment Class	$64	1.19%

[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.19%	[7]
Net Assets	$ 133,000,000
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$133
Number of Holdings	56
Portfolio Turnover Rate	11%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.9	Japan	21.2
Maruwa	2.8	United Kingdom	17.3
Rightmove	2.6	France	8.8
Ashtead Technology Holdings	2.5	Switzerland	6.1
Gaztransport Et Technigaz	2.5	Australia	5.7
OBIC Business Consultants	2.5	Germany	5.4
Halma	2.5	Italy	4.3
CTS Eventim AG & Co.	2.4	Sweden	3.9
DiscoverIE Group	2.4	South Korea	3.9
Zuken	2.4	[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Institutional Class
Trading Symbol	RIPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Institutional Class	$56	1.04%

[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%	[8]
Net Assets	$ 133,000,000
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$133
Number of Holdings	56
Portfolio Turnover Rate	11%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.9	Japan	21.2
Maruwa	2.8	United Kingdom	17.3
Rightmove	2.6	France	8.8
Ashtead Technology Holdings	2.5	Switzerland	6.1
Gaztransport Et Technigaz	2.5	Australia	5.7
OBIC Business Consultants	2.5	Germany	5.4
Halma	2.5	Italy	4.3
CTS Eventim AG & Co.	2.4	Sweden	3.9
DiscoverIE Group	2.4	South Korea	3.9
Zuken	2.4	[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce International Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce International Premier Fund
Class Name	Service Class
Trading Symbol	RYIPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce International Premier Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce International Premier Fund—Service Class	$77	1.44%

[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.44%	[9]
Net Assets	$ 133,000,000
Holdings Count | Holdings	56
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$133
Number of Holdings	56
Portfolio Turnover Rate	11%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions		Country Breakdown[1,2]
NICE Information Service	3.9	Japan	21.2
Maruwa	2.8	United Kingdom	17.3
Rightmove	2.6	France	8.8
Ashtead Technology Holdings	2.5	Switzerland	6.1
Gaztransport Et Technigaz	2.5	Australia	5.7
OBIC Business Consultants	2.5	Germany	5.4
Halma	2.5	Italy	4.3
CTS Eventim AG & Co.	2.4	Sweden	3.9
DiscoverIE Group	2.4	South Korea	3.9
Zuken	2.4	[1]Represents countries that are 3% or more of net assets.
		[2]Securities are categorized by the country of their headquarters.

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Consultant Class
Trading Symbol	RYMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Consultant Class	$110	2.24%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.24%	[10]
Net Assets	$ 282,000,000
Holdings Count | Holdings	153
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$282
Number of Holdings	153
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Investment Class
Trading Symbol	RYOTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Investment Class	$61	1.24%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[11]
Net Assets	$ 282,000,000
Holdings Count | Holdings	153
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$282
Number of Holdings	153
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Micro-Cap Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Micro-Cap Fund
Class Name	Service Class
Trading Symbol	RMCFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Micro-Cap Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Micro-Cap Fund—Service Class	$73	1.49%
[1]Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%	[12]
Net Assets	$ 282,000,000
Holdings Count | Holdings	153
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$282
Number of Holdings	153
Portfolio Turnover Rate	24%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Magnite	1.4
Bel Fuse Cl. B	1.3
Sprott	1.3
American Superconductor	1.2
Graham Corporation	1.2
Natural Gas Services Group	1.2
Digi International	1.2
CECO Environmental	1.1
Lincoln Educational Services	1.1
NPK International	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Consultant Class
Trading Symbol	ROFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Consultant Class	$109	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.24%	[13]
Net Assets	$ 1,034,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Investment Class
Trading Symbol	RYPNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Investment Class	$61	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%	[14]
Net Assets	$ 1,034,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - Institutional Clas
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Institutional Class
Trading Symbol	ROFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Institutional Class	$56	1.14%
¹Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[15]
Net Assets	$ 1,034,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	R Class
Trading Symbol	ROFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—R Class	$93	1.90%
¹Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.90%	[16]
Net Assets	$ 1,034,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Opportunity Fund -Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Opportunity Fund
Class Name	Service Class
Trading Symbol	RYOFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Opportunity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Opportunity Fund—Service Class	$73	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%	[17]
Net Assets	$ 1,034,000,000
Holdings Count | Holdings	217
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,034
Number of Holdings	217
Portfolio Turnover Rate	23%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Kyndryl Holdings	0.8
CECO Environmental	0.8
Primoris Services	0.8
Knowles Corporation	0.8
Leonardo DRS	0.8
Orion Group Holdings	0.8
Aviat Networks	0.8
Victory Capital Holdings Cl. A	0.8
BWX Technologies	0.8
Applied Optoelectronics	0.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Consultant Class
Trading Symbol	RPRCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Consultant Class	$110	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.24%	[18]
Net Assets	$ 1,052,000,000
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Investment Class
Trading Symbol	RYPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Investment Class	$60	1.22%
¹Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[19]
Net Assets	$ 1,052,000,000
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Institutional Class
Trading Symbol	RPFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Institutional Class	$57	1.16%
¹Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[20]
Net Assets	$ 1,052,000,000
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Premier Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Premier Fund
Class Name	Service Class
Trading Symbol	RPFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Premier Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Premier Fund—Service Class	$74	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%	[21]
Net Assets	$ 1,052,000,000
Holdings Count | Holdings	52
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$1,052
Number of Holdings	52
Portfolio Turnover Rate	15%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
SEI Investments	3.6
MKS	3.6
Stella-Jones	3.5
Arcosa	3.2
FirstService Corporation	3.2
TMX Group	3.1
JBT Marel	3.1
RB Global	3.1
Reliance	2.9
Haemonetics Corporation	2.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Consultant Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Consultant Class
Trading Symbol	RSQCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Consultant Class	$107	2.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.24%	[22]
Net Assets	$ 489,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Investment Class
Trading Symbol	RYSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Investment Class	$60	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%	[23]
Net Assets	$ 489,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Institutional Class
Trading Symbol	RSEIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Institutional Class	$57	1.18%
¹Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.18%	[24]
Net Assets	$ 489,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Special Equity Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Special Equity Fund
Class Name	Service Class
Trading Symbol	RSEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Special Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Special Equity Fund—Service Class	$72	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.49%	[25]
Net Assets	$ 489,000,000
Holdings Count | Holdings	30
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$489
Number of Holdings	30
Portfolio Turnover Rate	3%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Mueller Industries	6.8
Standard Motor Products	6.4
TEGNA	6.4
Vishay Intertechnology	4.9
Ingles Markets Cl. A	4.5
Ennis	4.5
NVE Corporation	4.2
Movado Group	4.2
Diamond Hill Investment Group	4.1
Oil-Dri Corporation of America	3.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Consultant Class
Trading Symbol	RYTCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Consultant Class	$106	2.17%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.17%	[26]
Net Assets	$ 922,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Investment Class
Trading Symbol	RYTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Investment Class	$56	1.14%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%	[27]
Net Assets	$ 922,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund- Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Institutional Class
Trading Symbol	RTRIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Institutional Class	$50	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[28]
Net Assets	$ 922,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - R Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	R Class
Trading Symbol	RTRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—R Class	$90	1.84%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.84%	[29]
Net Assets	$ 922,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Total Return Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Total Return Fund
Class Name	Service Class
Trading Symbol	RYTFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Total Return Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Total Return Fund—Service Class	$73	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%	[30]
Net Assets	$ 922,000,000
Holdings Count | Holdings	63
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$922
Number of Holdings	63
Portfolio Turnover Rate	30%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Academy Sports & Outdoors	3.1
International General Insurance Holdings	2.9
MSC Industrial Direct Cl. A	2.8
Assured Guaranty	2.8
Hackett Group (The)	2.8
Advance Auto Parts	2.7
Healthcare Services Group	2.6
Barrett Business Services	2.5
Kyndryl Holdings	2.3
Vontier Corporation	2.3

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Investment Class
Trading Symbol	RVPHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Investment Class	$53	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[31]
Net Assets	$ 193,000,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$193
Number of Holdings	72
Portfolio Turnover Rate	32%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Limbach Holdings	2.9
ACV Auctions Cl. A	2.8
AeroVironment	2.7
Mirion Technologies Cl. A	2.6
Guardian Pharmacy Services Cl. A	2.4
JFrog	2.3
Impinj	2.3
Life Time Group Holdings	2.2
Agilysys	2.2
Seacoast Banking Corporation of Florida	2.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Institutional Class
Trading Symbol	RVPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Institutional Class	$52	1.02%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[32]
Net Assets	$ 193,000,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$193
Number of Holdings	72
Portfolio Turnover Rate	32%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Limbach Holdings	2.9
ACV Auctions Cl. A	2.8
AeroVironment	2.7
Mirion Technologies Cl. A	2.6
Guardian Pharmacy Services Cl. A	2.4
JFrog	2.3
Impinj	2.3
Life Time Group Holdings	2.2
Agilysys	2.2
Seacoast Banking Corporation of Florida	2.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Smaller-Companies Growth Fund - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Smaller-Companies Growth Fund
Class Name	Service Class
Trading Symbol	RYVPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Smaller-Companies Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Smaller-Companies Growth Fund—Service Class	$75	1.45%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%	[33]
Net Assets	$ 193,000,000
Holdings Count | Holdings	72
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$193
Number of Holdings	72
Portfolio Turnover Rate	32%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Limbach Holdings	2.9
ACV Auctions Cl. A	2.8
AeroVironment	2.7
Mirion Technologies Cl. A	2.6
Guardian Pharmacy Services Cl. A	2.4
JFrog	2.3
Impinj	2.3
Life Time Group Holdings	2.2
Agilysys	2.2
Seacoast Banking Corporation of Florida	2.0

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Value Fund - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Investment Class
Trading Symbol	RVVHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Investment Class	$60	1.24%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%	[34]
Net Assets	$ 94,000,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$94
Number of Holdings	80
Portfolio Turnover Rate	21%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	2.0
Jabil	2.0
Flex	1.9
Evercore Cl. A	1.9
Village Super Market Cl. A	1.9
Visteon Corporation	1.9
Tiptree	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Small-Cap Value Fund - Service Clas
Shareholder Report [Line Items]
Fund Name	Royce Small-Cap Value Fund
Class Name	Service Class
Trading Symbol	RYVFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Royce Small-Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Six-Months?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT¹
Royce Small-Cap Value Fund-Service Class	$72	1.49%
¹Annualized

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.49%	[35]
Net Assets	$ 94,000,000
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 6/30/25
Fund Size (Millions)	$94
Number of Holdings	80
Portfolio Turnover Rate	21%

Holdings [Text Block]	Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.0
IBEX	2.0
Buckle (The)	2.0
Sanmina Corporation	2.0
Jabil	2.0
Flex	1.9
Evercore Cl. A	1.9
Village Super Market Cl. A	1.9
Visteon Corporation	1.9
Tiptree	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized